INSTAPRIN ACQUISITION (Details Narrative) - Instaprin Pharmaceuticals Inc [Member] - Aspire Biopharma Inc [Member] - USD ($)	Mar. 28, 2022	Jun. 30, 2024	Jun. 30, 2023
Business Combination, Separately Recognized Transactions [Line Items]
Consideration liability	$ 3,844,982
Business acquisition, description	This contingent liability is to be paid to the SEC in satisfaction of the SEC’s judgment against the former Instaprin CEO, from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied.
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	10.00%
Business acquisition, long-lived intangible assets	$ 4,844,982	$ 19,845	$ 38,258
Intangible assets, net		$ 5,009,265
Common Stock [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Shares issued to trust in acquisition	2,000,000
Business acquisition, share price	$ 0.50
Shares issued to trust in acquisition, value	$ 1,000,000